FINANCIAL INSTRUMENTS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	$ (11,436)	$ (10,768)
Trade receivables	$ 690,602	$ 909,485
Percentage of entity's revenue	3.51%
Provision of guarantees, Debtors	$ 123,405
Percentage of secured trade receivables	95.69%
Percentage of unsecured trade receivables	4.31%
Description of average payable period	As part of the policy of Arauco, it considers compliance with all accounts payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.	As part of the policy of Arauco, it considers compliance with all accounts payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.
Pulp [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue	50.30%
Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	Sensitivity analysis considers a variation of +/- 10% of the exchange rate over the Chilean peso. This fluctuation range is considered possible given current market conditions as of the date of these consolidated financial statements. With all other variables at a constant rate, a U.S. dollar exchange rate variation of +/- 10% in relation to the Chilean peso would mean a change in the net income year after tax +/- 9.1% (equivalent to ThU.S.$ -/+ 3,725), and +/- 0.03% of equity (equivalent to ThU.S.$ -/+ 2,607).
Brazilian Real [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	Additionally, a sensitivity analysis is carried out assuming a variation of +/- 10% in the closing exchange rate on the Brazilian real, which is considered a possible range of fluctuation given the market conditions as of the date of these consolidated financial statements. With all the other variables constant, a variation of +/- 10% in the exchange rate of the dollar on the Brazilian real would mean a variation on the net income after tax +/- 104.10% (equivalent to ThU.S.$-/+$ 42,560) and a change on the equity of +/- 0.9% (equivalent to ThU.S.$ -/+$ 88,918).
Interest Rate Risk [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	A change of +/- 10% in the interest rate is considered a possible range of fluctuation. Such market conditions would affect the income after tax at rate of +/- 3.54% (equivalent to ThU.S.$-/+ 1,450) and +/- 0.01% (equivalent to ThU.S.$-/+ 1,015) on equity. This analysis considers those borrowings with banks at variable rates for which Arauco mitigates the risk by contracting derivative instruments.
Commodity price risk [member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk	Sensitivity analysis considers a variation of +/- 10% in the average pulp price, a possible fluctuation range given current market conditions at the date of the closing balance. With all other variables constant, a variation of +/- 10% in the average pulp price would mean a variation of +/- 519.8% (equivalent to ThU.S.$-/+ 212,481) on the income for the year 2025 after tax and +/- 1.5% (equivalent to ThU.S.$ -/+ 148,737) on equity.
Open account customers [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 345,061
Percentage of entity's revenue	49.96%
Letter of credit customers [Member]
Disclosure Of Financials Instruments [Line items]
Allowance account for credit losses of financial assets	$ 14,511		$ 13,297
Percentage of entity's revenue	42.44%
Other type of customers [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue	7.60%